Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Measurements
(6)	Fair Value Measurements

The Fair Value Measurements and Disclosures Topic of the Codification establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.

Level 1	–	Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date

Level 2	–	Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:

(a)	Quoted prices for similar assets or liabilities in active markets

(b)	Quoted prices for identical or similar assets or liabilities in markets that are not active

(c)	Inputs other than quoted prices that are observable

(d)	Inputs that are derived principally from or corroborated by observable market data by correlation or other means

Level 3	–	Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The Company has analyzed the valuation techniques and related inputs, evaluated its assets and liabilities reported at fair value, and determined an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation and investment class analysis, each valuation was classified into Level 1, 2, or 3.

The following tables present the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31:

	Total	Level 1	Level 2	Level 3
2013:
Assets accounted for at fair value:
Fixed-maturity securities:
U.S. government	$57,228	57,228	—	—
States and political subdivisions	16,509	—	16,509	—
Foreign government	2,423	—	2,423	—
Public utilities	43,330	—	43,330	—
Corporate securities	364,231	—	363,166	1,065
Mortgage-backed securities	162,149	—	162,149	—
Derivative asset	5,508	—	5,508	—
Separate account assets	1,986,039	1,986,039	—	—

Total assets accounted for at fair value	$2,637,417	2,043,267	593,085	1,065

Liabilities accounted for at fair value:
Derivative liability	$73,273	—	73,273	—
Separate account liabilities	1,986,039	1,986,039	—	—
Annuity embedded derivative liabilities (1)	22,640	—	—	22,640

Total liabilities accounted for at fair value	$2,081,952	1,986,039	73,273	22,640

	Total	Level 1	Level 2	Level 3
2012:
Assets accounted for at fair value:
Fixed-maturity securities:
U.S. government	$32,809	32,809	—	—
States and political subdivisions	18,535	—	18,535	—
Foreign government	623	—	623	—
Public utilities	43,684	—	43,684	—
Corporate securities	409,868	—	408,766	1,102
Mortgage-backed securities	206,007	—	206,007	—
Derivative asset	2,159	—	2,159	—
Separate account assets	1,577,274	1,577,274	—	—

Total assets accounted for at fair value	$2,290,959	1,610,083	679,774	1,102

Liabilities accounted for at fair value:
Derivative liability	$5,430	—	5,430	—
Separate account liabilities	1,577,274	1,577,274	—	—
Annuity embedded derivative liabilities (1)	95,625	—	—	95,625

Total liabilities accounted for at fair value	$1,678,329	1,577,274	5,430	95,625

(1)	Annuity embedded derivative liabilities are reported in account balances and future policy benefit reserves on the Balance Sheets.

The following is a discussion of the methodologies used to determine fair values for the assets and liabilities listed in the above table. These fair values represent an exit price (i.e., what a buyer in the marketplace would pay for an asset in a current sale or charge to transfer a liability).

(a)	Valuation of Fixed-maturity Securities

The fair value of fixed-maturity securities is based on quoted market prices in active markets when available. Based on the market data, the securities are categorized into asset class, and based on the asset class of the security, appropriate pricing applications, models and related methodology, and standard inputs are utilized to determine what a buyer in the marketplace would pay for the security in a current sale. When quoted prices are not readily available or in an inactive market, standard inputs used in the valuation models, listed in approximate order of priority, include, but are not limited to, benchmark yields, reported trades, municipal securities rulemaking board (MSRB) reported trades, nationally recognized municipal securities information repository (NRMSIR) material event notices, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and economic events. In certain cases, including private placement securities as well as certain difficult-to-price securities, internal pricing models may be used that are based on market proxies.

Generally, Treasury securities and exchange-traded stocks are included in Level 1. Most bonds for which prices are provided by third-party pricing sources are included in Level 2 because the inputs used are market observable. Bonds for which prices were obtained from broker quotes and private placement securities that are internally priced are included in Level 3.

The Company is responsible for establishing and maintaining an adequate internal control structure to prevent or detect material misstatements related to fair value measurements and disclosures. This responsibility is especially important when using third parties to provide valuation services.

The Company’s control framework around third-party valuations begins with obtaining an understanding of the pricing vendor’s methodologies. A Pricing Committee is in place that meets quarterly to establish and review a pricing policy, which includes approving any changes to pricing sources, assessing reasonableness of pricing services and addressing any ad hoc valuation issues that arise. The pricing methodologies used by the service providers and internal control reports provided by the service providers are reviewed by management.

In addition to monitoring the third-party vendor’s policies, the Company is also responsible for monitoring the valuation results. Controls are in place to monitor the reasonableness of the valuations received. These controls include price-analytic reports that monitor significant fluctuations in price as well as an IPV process by which the Company obtains prices from vendors other than the primary source and compares them for reasonableness. Results of the independent price verification are also reviewed by the Pricing Committee.

There are limited instances in which the primary third-party vendor is not used to obtain prices for fixed-maturity securities. These instances include private placement securities and certain other immaterial portfolios priced by a secondary external vendor.

At December 31, 2013 and 2012, private placement securities of $1,065 and $1,102, respectively, were included in Level 3. Internal pricing models based on market proxy securities, and U.S. Treasury rates, which are monitored monthly by the investment manager for reasonableness, are used to value these holdings. This includes ensuring there are no significant credit events impacting the proxy security and that the spreads used are still reasonable under the circumstances.

(b)	Valuation of Derivative Assets and Liabilities

The fair value of the interest rate swaps is derived using a third-party vendor software program and deemed by management to be reasonable. Interest rate swaps are included in Level 2 because the valuation uses market observable inputs.

(c)	Valuation of Separate Account Assets and Liabilities

Separate account assets are carried at fair value, which is based on the fair value of the underlying assets. Funds in the separate accounts are primarily invested in mutual funds with the following investment types: bond; domestic equity; international equity; or specialty. The separate account funds also hold certain money market funds. Mutual fund investments are generally included in Level 1. The remaining investments are categorized similar to the investments held by the Company in the general account (e.g., if the separate account invested in corporate bonds or otherfixed-maturity securities, that portion could be considered a Level 2 or Level 3). In accordance with the Financial Services – Insurance Topic of the Codification, the fair value of separate account liabilities is set to equal the fair value of separate account assets.

(d)	Valuation of Embedded Derivatives

Embedded derivatives principally include the equity-indexed features contained in fixed-indexed annuity products and certain variable annuity riders. Embedded derivatives are recorded in the Financial Statements at fair value with changes in fair value adjusted through net income (loss).

Fair values of the embedded derivative liabilities are calculated based on internally developed models because active, observable markets do not exist for these liabilities. Fair value is derived from techniques in which one or more significant inputs are unobservable and are included in Level 3. These fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

The fair value of the embedded derivative contained in the fixed-indexed annuity products is the sum of the current year’s option value projected stochastically, the projection of future index growth at the option budget, and the historical interest/equity-indexed credits. The valuation of the embedded derivative includes an adjustment for the Company’s own credit standing and a risk margin for noncapital market inputs. The Company’s own credit adjustment is determined by taking into consideration publicly available information on industry default risk with considerations for the Company’s own credit profile. Risk margin is incorporated into the valuation model to capture the noncapital market risks of the instrument, which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of certain actuarial assumptions including surrenders, annuitization, and future equity index caps or participation rates. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility, changes in the Company’s own credit standing, and variations in actuarial assumptions regarding policyholder behavior and risk margin related to noncapital market inputs may result in significant fluctuations in the fair value of these embedded derivatives that could materially affect net income (loss).

The Company issues certain variable annuity products with guaranteed minimum benefit riders, including GMWB and GMAB riders. GMWB and GMAB riders are embedded derivatives, which are measured at fair value separately from the host variable annuity contract with changes in fair value reported in change in fair value of annuity embedded derivatives on the Statements of Operations. These embedded derivatives are reported within account balances and future policy benefit reserves on the Balance Sheets. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable LIBOR. These cash flows are then discounted using the current month’s LIBOR plus a company-specific spread. In 2012 and prior years, these cash flows were discounted using the U.S. Treasury rate plus a company-specific spread. The valuation of these riders includes an adjustment for the Company’s own credit standing and a risk margin for noncapital market inputs. The Company’s own credit adjustment is determined taking into consideration publicly available information relating to the Company’s claims paying ability. Risk margin is established to capture the noncapital market risks of the instrument, which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of certain actuarial assumptions including surrenders, annuitization, and premium persistency. The establishment of the risk margin requires the use of significant management judgment. These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility, changes in the Company’s own credit standing and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to noncapital market inputs may result in significant fluctuations in the fair value of the riders that could materially affect net income (loss).

(e)	Level 3 Rollforward

The following table provides a reconciliation of the beginning and ending balances for the Company’s Level 3 assets and liabilities measured at fair value on a recurring basis:

	Beginning balance	Net Income	Other comprehensive (loss) income	Purchases and issuances	Sales and settlements	Transfer in and/or on Level 3, net	Ending balance	Realized gains (losses) included in net income (loss) related to financial instruments still held at December 31
2013:
Fixed-maturity securities:
Corporate securities	$1,102	—	(37)	—	—	—	1,065	—

Total fixed- maturity securities	$1,102	—	(37)	—	—	—	1,065	—

Annuity embedded derivative liabilities	$(95,625)	129,069	—	(58,326)	2,242	—	(22,640)	70,743
2012:
Fixed-maturity securities:
Corporate securities	$1,030	—	72	—	—	—	1,102	—

Total fixed- maturity securities	$1,030	—	72	—	—	—	1,102	—

Annuity embedded derivative liabilities	$(94,315)	30,717	—	(34,598)	2,571	—	(95,625)	(3,881)

(f)	Transfers

The Company reviews its fair value hierarchy classifications annually. This review could reveal that previously observable inputs for specific assets or liabilities are no longer available or reliable. For example, the market for a Level 1 asset becomes inactive. In this case, the Company may need to adopt a valuation technique that relies on observable or unobservable components causing the asset to be transferred to Level 2 or Level 3. Alternatively, if the market for a Level 3 asset or liability becomes active, the Company will report a transfer out of Level 3. Transfers in and/or out of Level 1, 2, and 3 are reported as of the beginning of the period in which the change occurs.

There were no transfers of securities between Level 1 and Level 2 for the years ended December 31, 2013 and 2012. Additionally, there were no net transfers in or out of Level 3 for the years ended December 31, 2013 and 2012.

(g)	Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities on a recurring basis at December 31:

	Fair value	Valuation technique	Unobservable input	Range (weighted average)
2013:
Fixed-maturity securities:
Available-for-sale:
Corporate securities	$1,065	Matrix pricing	Option adjusted spread*	250	(250)
Annuity and life embedded derivative liabilities:
MVLO	(29,226)	Income approach	Annuitizations	0–25%
			Surrenders	0–25%
			Mortality **	0–100%
			Withdrawal
			Benefit
			Election	0–50%

GMWB and GMAB	6,586	Income approach	Surrenders	0.5–35%
			Mortality **	0–100%

*	No range is applicable due to only one security within classification or the same assumption used on all securities.
**	Mortality assumptions are derived by applying management determined factors to the Annuity 2000 Mortality Table for MVLO and actively issued GMWB and GMAB and the 1994 MGDB Mortality Table for all other GMWB and GMAB.

(h)	Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Fixed-maturity securities matrix pricing: The primary unobservable input used in the matrix pricing model is a benchmark security option adjusted spread (OAS), which is applied to an OAS ratio. A significant yield increase of the benchmark security OAS in isolation could result in a decreased fair value, while a significant yield decrease in OAS could result in an increased fair value.

Annuity and life embedded derivative liabilities: A significant increase (decrease) in the utilization of annuitization benefits could result in a higher (lower) fair value. A significant decrease (increase) in mortality rates, surrender rates, or utilization of lifetime income benefits could result in a higher (lower) fair value.

(i)	Nonrecurring Fair Value Measurements

Occasionally, certain assets and liabilities are measured at fair value on a nonrecurring basis (e.g., impaired assets). At December 31, 2013 and 2012, there were no assets or liabilities reported at fair value on a nonrecurring basis.

(j)	Fair Value of Financial Assets and Liabilities

The following table presents the carrying amounts and fair values of financial assets and liabilities at December 31:

	2013
	Carrying	Fair value
	amount	Level 1	Level 2	Level 3	Total
Financial assets:
Policy loans	$263	—	263	—	263
Financial liabilities:
Investment contracts	$558,261	—	—	558,633	558,633

	2012
	Carrying	Fair value
	amount	Level 1	Level 2	Level 3	Total
Financial assets:
Policy loans	$261	—	261	—	261
Financial liabilities:
Investment contracts	$675,759	—	—	676,055	676,055

Policy loans, which are supported by the underlying cash value of the policies, are carried at unpaid principal balances, which approximate fair value. Therefore, fair value is classified as Level 2.

Investment contracts include certain reserves related to deferred annuity products. These reserves are included in account balances and future policy benefit reserves on the Balance Sheets. The fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, are determined by testing amounts payable on demand against discounted cash flows using market interest rates commensurate with the risks involved, including consideration of the Company’s own credit standing and a risk margin for noncapital market inputs.

Changes in market conditions subsequent to year-end may cause fair values calculated subsequent to year-end to differ from the amounts presented herein.